UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22730

JNL Strategic Income Fund LLC
(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan		48951
(Address of principal executive offices)		(Zip code)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606
(Mailing address)

Steven J. Fredricks Jackson National Asset Management, LLC 225 West Wacker Drive, Suite 1200 Chicago, Illinois 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 338-5800

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2016 – June 30, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1.  Report to Shareholders

Semi-Annual Report (Unaudited)

June 30, 2016

•            JNL® Strategic Income Fund LLCSM

JNL Strategic Income Fund LLC (Unaudited)

Schedule of Investments

June 30, 2016

	Shares/Par†	Value
JNL/PPM America Strategic Income Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 9.3%
American Airlines Pass-Through Trust
5.60%, 07/15/20 (a)	$459,233	$473,010
4.95%, 01/15/23	210,039	228,418
3.20%, 06/15/28	404,000	417,704
American Express Credit Account Master Trust
1.26%, 06/15/17	200,000	200,814
1.43%, 11/15/17	1,500,000	1,510,054
American Tower Trust I, 3.07%, 03/15/23 (a)	810,000	831,928
AmeriCredit Automobile Receivables Trust, 1.07%, 03/08/18	1,528	1,528
Ascentium Equipment Receivables LLC, 2.26%, 06/10/21 (a)	41,000	41,135
Ascentium Equipment Receivables Trust REMIC
1.75%, 11/13/18 (a)	108,000	108,187
1.92%, 12/10/19 (a)	100,000	100,221
Aventura Mall Trust REMIC, 3.87%, 12/05/20 (a) (b)	352,000	380,563
BA Credit Card Trust, 0.77%, 01/16/18 (b)	250,000	250,289
Banc of America Commercial Mortgage Trust REMIC, 5.93%, 07/10/17 (b)	302,384	312,538
Banc of America Re-Remic Trust REMIC, 3.49%, 04/16/25 (a)	189,000	195,141
Capital One Multi-Asset Execution Trust, 0.90%, 04/15/19 (b)	457,000	457,789
CarMax Auto Owner Trust
1.24%, 02/15/18	967,000	969,746
0.97%, 04/15/19 (b)	250,000	250,057
CNH Equipment Trust REMIC, 1.37%, 12/17/18	396,000	397,287
Continental Airlines Inc. Pass-Through Certificates, 6.13%, 04/29/18	504,000	530,460
Continental Airlines Inc. Pass-Through Trust, 4.00%, 10/29/24	226,742	238,079
Dell Equipment Finance Trust
1.30%, 03/23/20 (a)	112,000	111,989
1.81%, 03/23/20 (a)	82,000	82,086
Ford Credit Floorplan Master Owner Trust, 1.20%, 02/15/17	1,000,000	1,002,557
GM Financial Automobile Leasing Trust, 1.62%, 09/20/19	316,000	318,398
JPMorgan Chase Commercial Mortgage Securities Trust REMIC, 5.89%, 04/12/17 (b)	436,876	446,657
Mercedes-Benz Master Owner Trust, 1.02%, 05/15/18 (a) (b)	325,000	325,485
Total Non-U.S. Government Agency Asset- Backed Securities (cost $10,074,191)		10,182,120

CORPORATE BONDS AND NOTES - 74.1%
CONSUMER DISCRETIONARY - 12.0%
24 Hour Holdings III LLC, 8.00%, 06/01/22 (a)	222,000	168,165
Beazer Homes USA, Inc., 5.75%, 06/15/19	358,000	325,780
Boyd Gaming Corp., 6.88%, 05/15/23	207,000	220,455
CCO Holdings LLC, 5.88%, 05/01/27 (a)	300,000	309,750
Charter Communications Operating LLC
6.38%, 10/23/35 (a)	301,000	356,616
6.83%, 10/23/55 (a)	375,000	446,171
Chinos Intermediate Holdings A Inc., 7.75%, 05/01/19 (a) (c)	114,675	38,990
Churchill Downs Inc., 5.38%, 12/15/21 (a)	264,000	269,610
Comcast Corp., 3.38%, 08/15/25	163,000	175,674
DISH DBS Corp.
5.88%, 07/15/22	375,000	364,687
5.00%, 03/15/23	194,000	176,540
7.75%, 07/01/26 (a)	266,000	274,645
General Motors Co.
3.50%, 10/02/18	500,000	514,787
5.00%, 04/01/35	350,000	348,767
6.25%, 10/02/43	148,000	164,503
Gibson Brands Inc., 8.88%, 08/01/18 (a)	211,000	117,105
GLP Capital LP, 5.38%, 04/15/26	154,000	159,390
Gray Television Inc., 5.88%, 07/15/26 (a)	112,000	112,840
Grupo Televisa SAB, 6.13%, 01/31/46	217,000	239,627
International Game Technology Plc, 5.63%, 02/15/20 (a)	200,000	210,750
KB Home
4.75%, 05/15/19	253,000	253,633
7.50%, 09/15/22	250,000	257,500
KFC Holding Co.
5.00%, 06/01/24 (a)	100,000	102,500
5.25%, 06/01/26 (a)	100,000	102,500
Landry’s Holdings II Inc. 10.25%, 01/01/18 (a)	150,000	151,500
Landry’s Inc., 9.38%, 05/01/20 (a)	145,000	152,250
Levi Strauss & Co., 5.00%, 05/01/25	100,000	100,500
Live Nation Entertainment Inc., 5.38%, 06/15/22 (a)	100,000	102,750
M/I Homes Inc., 6.75%, 01/15/21	275,000	273,625
MGM Resorts International, 6.75%, 10/01/20	1,000,000	1,092,500
NBCUniversal Enterprise Inc., 5.25%, (callable at 100 beginning 03/19/21) (a) (d)	318,000	327,938
Neiman Marcus Group Ltd. Inc., 8.75%, 10/15/21 (a) (c)	201,000	152,760
Newell Rubbermaid Inc.
3.85%, 04/01/23 (e)	186,000	197,311
4.20%, 04/01/26 (e)	100,000	108,459
5.38%, 04/01/36 (e)	127,000	146,930
5.50%, 04/01/46 (e)	132,000	157,149
Numericable Group SA, 5.38%, 05/15/22 (a), EUR	375,000	421,818
Numericable-SFR SA, 7.38%, 05/01/26 (a)	268,000	264,985
PVH Corp., 4.50%, 12/15/22	700,000	709,625
Sally Holdings LLC, 5.63%, 12/01/25	100,000	104,750
Schaeffler Holding Finance BV
3.25%, 05/15/19 (a), EUR	148,000	166,297
5.75%, 11/15/21 (a), EUR	74,400	88,345
3.50%, 05/15/22 (a), EUR	222,000	252,180
Scientific Games International Inc., 7.00%, 01/01/22 (a)	245,000	246,225
Sirius XM Radio Inc., 6.00%, 07/15/24 (a)	367,000	379,386
Starz LLC, 5.00%, 09/15/19	500,000	509,375
Taylor Morrison Communities Inc., 5.63%, 03/01/24 (a)	129,000	125,775
Tenneco Inc.
5.38%, 12/15/24	107,000	111,013
5.00%, 07/15/26	381,000	386,475
Toll Brothers Finance Corp., 4.00%, 12/31/18	128,000	132,672
Wave Holdco LLC, 8.25%, 07/15/19 (a) (c)	149,435	150,182
WideOpenWest Finance LLC, 10.25%, 07/15/19	350,000	362,250
		13,086,010
CONSUMER STAPLES - 3.1%
Century Intermediate Holding Co. 2, 9.75%, 02/15/19 (a) (c)	507,000	514,605
Hearthside Group Holdings LLC, 6.50%, 05/01/22 (a)	161,000	136,448
HJ Heinz Co.
3.95%, 07/15/25 (a)	241,000	262,158
5.00%, 07/15/35 (a)	144,000	165,245
5.20%, 07/15/45 (a)	205,000	242,918
JBS Investments GmbH, 7.25%, 04/03/24 (a)	311,000	320,237
Kraft Heinz Foods Co., 4.38%, 06/01/46 (a)	552,000	584,172

See accompanying Notes to Financial Statements.

	Shares/Par†	Value
NBTY Inc., 7.63%, 05/15/21 (a)	119,000	119,149
Reynolds American Inc.
4.45%, 06/12/25	193,000	215,642
5.70%, 08/15/35	128,000	155,866
Tyson Foods Inc.
4.88%, 08/15/34	101,000	112,735
5.15%, 08/15/44	100,000	115,389
US Foods Inc., 5.88%, 06/15/24 (a)	247,000	253,175
Walgreens Boots Alliance Inc., 2.60%, 06/01/21	223,000	226,676
		3,424,415
ENERGY - 9.0%
Antero Resources Corp., 5.13%, 12/01/22	79,000	75,840
Antero Resources Finance Corp., 5.38%, 11/01/21	421,000	412,580
California Resources Corp., 8.00%, 12/15/22 (a)	240,000	170,400
Calumet Specialty Products Partners LP, 11.50%, 01/15/21 (a)	567,000	636,457
Chaparral Energy Inc., 0.00%, 11/15/22 (f) (g)	500,000	300,000
Chesapeake Energy Corp., 8.00%, 12/15/22 (a)	186,000	158,333
Chevron Corp.
2.10%, 05/16/21	550,000	560,910
2.95%, 05/16/26	470,000	485,322
CITGO Holding Inc., 10.75%, 02/15/20 (a)	441,000	443,205
Columbia Pipeline Group Inc.
3.30%, 06/01/20	117,000	120,978
4.50%, 06/01/25	100,000	107,541
5.80%, 06/01/45	100,000	115,481
Concho Resources Inc., 5.50%, 04/01/23	318,000	318,795
Continental Resources Inc., 4.50%, 04/15/23	295,000	275,087
DCP Midstream LLC, 5.85%, 05/21/43 (a) (b)	336,000	241,920
Denbury Resources Inc., 5.50%, 05/01/22	100,000	67,500
Devon Energy Corp., 5.85%, 12/15/25	229,000	252,722
Energy Transfer Partners LP
4.90%, 03/15/35	145,000	128,167
5.15%, 03/15/45	119,000	108,200
6.13%, 12/15/45	250,000	259,382
EnLink Midstream Partners LP, 4.15%, 06/01/25	167,000	153,981
EnQuest Plc, 7.00%, 04/15/22 (a)	450,000	278,437
Enterprise Products Operating LLC
3.70%, 02/15/26	191,000	199,985
4.95%, 10/15/54	173,000	174,958
EP Energy LLC, 6.38%, 06/15/23	100,000	60,000
Halcon Resources Corp.
8.63%, 02/01/20 (a)	100,000	94,312
12.00%, 02/15/22 (h) (i)	44,000	40,260
Ithaca Energy Inc., 8.13%, 07/01/19 (h) (i)	232,000	205,320
Jupiter Resources Inc., 8.50%, 10/01/22 (a)	150,000	107,625
Kinder Morgan Energy Partners LP, 5.00%, 08/15/42	120,000	113,202
MPLX LP, 5.50%, 02/15/23 (h) (i)	250,000	254,021
Oneok Inc., 7.50%, 09/01/23	193,000	205,545
Petrobras Global Finance BV, 4.38%, 05/20/23	336,000	272,899
Regency Energy Partners LP
5.88%, 03/01/22	442,000	469,390
5.00%, 10/01/22	151,000	154,960
Sabine Pass Liquefaction LLC, 5.88%, 06/30/26 (a)	428,000	427,465
Shell International Finance BV, 4.00%, 05/10/46	440,000	449,095
SM Energy Co., 6.13%, 11/15/22	215,000	197,531
Spectra Energy Partners LP
3.50%, 03/15/25	158,000	161,713
4.50%, 03/15/45	280,000	284,804
Tesoro Logistics LP, 6.38%, 05/01/24	100,000	104,750
Transocean Inc.
8.13%, 12/15/21 (e)	260,000	219,700
5.05%, 10/15/22 (e)	57,000	40,328
		9,909,101
FINANCIALS - 23.8%
ABN AMRO Bank NV, 2.45%, 06/04/20 (a)	250,000	255,644
AerCap Ireland Capital Ltd.
4.63%, 10/30/20	175,000	181,431
4.50%, 05/15/21	150,000	153,488
3.95%, 02/01/22	238,000	238,000
AIG SunAmerica Global Financing X, 6.90%, 03/15/32 (a)	350,000	455,607
Ally Financial Inc., 5.75%, 11/20/25	550,000	551,375
American Tower Corp.
3.30%, 02/15/21	342,000	356,811
3.38%, 10/15/26	255,000	256,464
Anheuser-Busch InBev Finance Inc.
3.65%, 02/01/26	331,000	354,273
4.70%, 02/01/36	276,000	310,517
4.90%, 02/01/46	544,000	637,224
Bank of America Corp.
6.25% (callable at 100 beginning 09/05/24) (d)	205,000	208,198
6.30% (callable at 100 beginning 03/10/26) (d)	317,000	335,624
6.50% (callable at 100 beginning 10/23/24) (d)	156,000	166,140
3.30%, 01/11/23	253,000	260,471
4.20%, 08/26/24	463,000	478,821
3.95%, 04/21/25	340,000	345,694
Barclays Bank Plc
7.63%, 11/21/22	250,000	269,062
7.75%, 04/10/23 (b)	235,000	242,637
Barclays Plc
8.00% (callable at 100 beginning 12/15/20) (d) (j), EUR	400,000	413,544
8.25% (callable at 100 beginning 12/15/18) (d) (j)	650,000	635,349
4.38%, 01/12/26	207,000	209,008
BMW US Capital LLC, 2.00%, 04/11/21 (a)	785,000	795,267
BNP Paribas SA, 7.63%, (callable at 100 beginning 03/30/21) (a) (d)	444,000	444,000
Citigroup Inc.
5.90% (callable at 100 beginning 02/15/23) (d)	600,000	591,000
6.13% (callable at 100 beginning 11/15/20) (d)	164,000	166,460
6.25% (callable at 100 beginning 08/15/26) (d)	390,000	401,700
CME Group Inc., 3.00%, 03/15/25	300,000	313,526
Credit Agricole SA, 8.12%, (callable at 100 beginning 12/23/25) (a) (d)	381,000	378,395
Credit Suisse AG, 6.50%, 08/08/23 (a)	744,000	777,852
Credit Suisse Group AG, 7.50%, (callable at 100 beginning 12/11/23) (a) (d)	490,000	492,450
Credit Suisse Group Funding Guernsey Ltd., 4.55%, 04/17/26 (a)	194,000	201,784
Daimler Finance North America LLC, 2.25%, 03/02/20 (a)	400,000	407,471
Diamond 1 Finance Corp.
5.88%, 06/15/21 (a)	100,000	102,489
5.45%, 06/15/23 (a)	305,000	316,262
7.13%, 06/15/24 (a)	108,000	112,832
6.02%, 06/15/26 (a)	388,000	402,551
8.35%, 07/15/46 (a)	217,000	233,818
Discover Financial Services, 3.95%, 11/06/24	160,000	164,061

See accompanying Notes to Financial Statements.

	Shares/Par†	Value
Five Corners Funding Trust, 4.42%, 11/15/23 (a)	516,000	557,109
General Electric Capital Corp., 6.75%, 03/15/32	200,000	280,819
General Motors Financial Co. Inc., 4.20%, 03/01/21	254,000	265,749
Goldman Sachs Group Inc.
5.38% (callable at 100 beginning 05/10/20) (d)	360,000	356,011
4.25%, 10/21/25	436,000	451,184
6.75%, 10/01/37	225,000	277,690
5.15%, 05/22/45	264,000	275,108
Hospitality Properties Trust, 4.50%, 03/15/25	267,000	268,532
HSBC Holdings Plc, 6.87%, (callable at 100 beginning 06/01/21) (d) (j)	850,000	845,750
HSBC USA Inc., 2.35%, 03/05/20	250,000	249,938
Icahn Enterprises LP, 4.88%, 03/15/19	231,000	226,380
International Lease Finance Corp.
7.13%, 09/01/18 (a)	500,000	548,970
4.63%, 04/15/21	206,000	212,180
Intesa Sanpaolo SpA, 5.02%, 06/26/24 (a)	500,000	459,531
Invesco Finance Plc, 3.13%, 11/30/22	370,000	386,157
Janus Capital Group Inc., 4.88%, 08/01/25	146,000	157,949
JPMorgan Chase & Co., 5.30%, (callable at 100 beginning 05/01/20) (d)	550,000	547,937
Liberty Mutual Group Inc.
4.25%, 06/15/23 (a)	34,000	36,130
4.85%, 08/01/44 (a)	111,000	113,708
Lloyds Banking Group Plc, 3.10%, 07/06/21	297,000	297,514
Morgan Stanley
4.88%, 11/01/22	400,000	438,078
4.10%, 05/22/23	330,000	343,123
3.88%, 04/29/24	175,000	187,403
4.00%, 07/23/25	165,000	176,766
4.35%, 09/08/26	87,000	91,060
National Rural Utilities Cooperative Finance Corp., 4.75%, 04/30/43 (b)	413,000	404,740
Prologis International Funding II, 4.88%, 02/15/20 (a)	440,000	476,163
Prudential Financial Inc., 5.87%, 09/15/42 (b)	205,000	221,656
Reynolds Group Issuer Inc., 7.00%, 07/15/24 (a)	131,000	134,865
Royal Bank of Scotland Group Plc
7.50% (callable at 100 beginning 08/10/20) (d) (j)	392,000	360,640
8.00% (callable at 100 beginning 08/10/25) (d) (j)	135,000	125,888
6.13%, 12/15/22	175,000	183,548
6.10%, 06/10/23	382,000	390,825
6.00%, 12/19/23	147,000	149,428
5.13%, 05/28/24	326,000	318,013
Santander UK Plc, 5.00%, 11/07/23 (a)	200,000	205,300
Stena AB, 7.00%, 02/01/24 (a)	233,000	183,488
Thames Water Kemble Finance Plc, 7.75%, 04/01/19, GBP	200,000	294,292
US Bancorp, 3.10%, 04/27/26	152,000	158,187
Wells Fargo & Co.
5.87% (callable at 100 beginning 06/15/25) (d)	212,000	226,045
4.48%, 01/16/24	128,000	140,364
4.10%, 06/03/26	150,000	160,268
4.30%, 07/22/27	145,000	156,498
4.90%, 11/17/45	83,000	90,890
		26,049,174
HEALTH CARE - 6.3%
AbbVie Inc.
2.90%, 11/06/22	184,000	187,635
3.20%, 05/14/26	224,000	226,486
4.70%, 05/14/45	123,000	130,167
Actavis Funding SCS
3.85%, 06/15/24	192,000	200,552
4.75%, 03/15/45	257,000	269,123
Aetna Inc., 2.40%, 06/15/21	375,000	383,229
Becton Dickinson and Co., 3.73%, 12/15/24	100,000	107,763
Capsugel SA, 7.00%, 05/15/19 (a) (c)	216,000	216,540
Centene Corp., 4.75%, 05/15/22	206,000	210,120
Centene Escrow Corp., 6.13%, 02/15/24 (a)	184,000	195,615
Concordia Healthcare Corp., 7.00%, 04/15/23 (a)	100,000	85,250
DJO Finco LLC, 8.13%, 06/15/21 (a)	100,000	86,500
Express Scripts Holding Co., 4.80%, 07/15/46	224,000	223,852
Gilead Sciences Inc.
4.80%, 04/01/44	325,000	367,294
4.50%, 02/01/45	152,000	165,798
HCA Holdings Inc., 6.25%, 02/15/21	1,000,000	1,072,500
HCA Inc., 3.75%, 03/15/19	312,000	322,920
IASIS Healthcare LLC, 8.38%, 05/15/19	400,000	384,250
Memorial Sloan-Kettering Cancer Center, 4.13%, 07/01/52	300,000	333,001
Mylan NV, 3.15%, 06/15/21 (a)	265,000	269,109
Tenet Healthcare Corp.
5.00%, 03/01/19	421,000	407,317
8.13%, 04/01/22	137,000	140,398
6.75%, 06/15/23	149,000	142,668
Valeant Pharmaceuticals International Inc.
5.88%, 05/15/23 (a)	295,000	238,212
6.13%, 04/15/25 (a)	91,000	73,028
WellCare Health Plans Inc., 5.75%, 11/15/20	398,000	410,935
		6,850,262
INDUSTRIALS - 4.6%
Aircastle Ltd.
4.63%, 12/15/18	110,000	113,300
5.00%, 04/01/23	100,000	101,620
Bombardier Inc.
5.50%, 09/15/18 (a)	138,000	136,620
4.75%, 04/15/19 (a)	379,000	361,945
6.13%, 01/15/23 (a)	197,000	168,435
7.50%, 03/15/25 (a)	222,000	192,030
Dematic SA, 7.75%, 12/15/20 (a)	227,000	237,783
Florida East Coast Holdings Corp.
6.75%, 05/01/19 (a)	198,000	197,010
9.75%, 05/01/20 (a)	203,000	172,550
Fortive Corp., 2.35%, 06/15/21 (a)	287,000	291,242
General Electric Co., 5.00%, (callable at 100 beginning 01/21/21) (d)	1,439,000	1,528,938
International Lease Finance Corp., 5.88%, 04/01/19	500,000	533,125
Lockheed Martin Corp.
4.50%, 05/15/36	193,000	215,551
4.70%, 05/15/46	164,000	192,980
Masco Corp., 3.50%, 04/01/21	270,000	275,481
Penske Truck Leasing Co. LP, 4.88%, 07/11/22 (a)	75,000	81,800
US Airways Group Inc., 6.13%, 06/01/18	225,000	231,750
		5,032,160
INFORMATION TECHNOLOGY - 2.5%
Ancestry.com Inc., 9.63%, 10/15/18 (a) (c)	70,000	70,875
Broadridge Financial Solutions Inc., 3.40%, 06/27/26	280,000	284,436
Micron Technology Inc., 7.50%, 09/15/23 (a)	100,000	106,910
NXP BV, 4.13%, 06/01/21 (a)	200,000	203,000
Oracle Corp.
2.40%, 09/15/23	375,000	376,780

See accompanying Notes to Financial Statements.

	Shares/Par†	Value
3.85%, 07/15/36	425,000	426,352
SunGard Availability Services Capital Inc., 8.75%, 04/01/22 (a)	262,000	143,445
Visa Inc.
2.80%, 12/14/22	165,000	174,097
4.15%, 12/14/35	150,000	169,743
4.30%, 12/14/45	288,000	332,360
Western Digital Corp., 10.50%, 04/01/24 (a)	400,000	428,000
		2,715,998
MATERIALS - 4.8%
Anglo American Plc, 3.63%, 05/14/20 (a)	181,000	173,986
Ardagh Packaging Finance Plc
3.65%, 12/15/19 (a) (b)	350,000	351,312
4.63%, 05/15/23 (a)	250,000	246,250
7.25%, 05/15/24 (a)	363,000	370,487
Barrick Gold Corp., 4.10%, 05/01/23	67,000	70,840
Cemex Finance LLC
9.38%, 10/12/22 (a)	750,000	825,000
6.00%, 04/01/24 (a)	200,000	194,000
Crown Americas LLC, 4.50%, 01/15/23	195,000	198,900
FMG Resources August 2006 Pty Ltd., 9.75%, 03/01/22 (a)	100,000	110,500
Freeport-McMoRan Copper & Gold Inc.
3.88%, 03/15/23	33,000	28,875
4.55%, 11/14/24	440,000	385,000
5.40%, 11/14/34	786,000	624,870
5.45%, 03/15/43	77,000	61,793
INEOS Group Holdings SA, 6.50%, 08/15/18 (a), EUR	167,000	187,646
Methanex Corp., 5.65%, 12/01/44	157,000	130,363
Platform Specialty Products Corp., 10.38%, 05/01/21 (a)	100,000	100,750
PSPC Escrow Corp., 6.00%, 02/01/23 (a), EUR	325,000	304,766
Rain CII Carbon LLC, 8.25%, 01/15/21 (a)	350,000	283,500
Samarco Mineracao SA, 4.13%, 11/01/22 (a)	110,000	42,625
Sealed Air Corp., 4.88%, 12/01/22 (a)	121,000	124,479
Teck Resources Ltd., 3.75%, 02/01/23	176,000	133,760
Trinseo Materials Operating SCA, 6.38%, 05/01/22 (a), EUR	300,000	334,841
		5,284,543
TELECOMMUNICATION SERVICES - 4.1%
AT&T Inc., 4.50%, 05/15/35	121,000	123,645
Frontier Communications Corp.
7.13%, 03/15/19	350,000	371,000
10.50%, 09/15/22	115,000	121,684
11.00%, 09/15/25	115,000	119,456
Hughes Satellite Systems Corp., 6.50%, 06/15/19	180,000	194,400
SES Global Americas Holdings GP, 5.30%, 03/25/44 (a)	248,000	232,675
Sprint Capital Corp., 6.90%, 05/01/19	350,000	334,250
Sprint Corp., 7.13%, 06/15/24	216,000	170,910
Sprint Nextel Corp., 7.00%, 03/01/20 (a)	350,000	366,446
T-Mobile USA Inc.
6.00%, 03/01/23	185,000	191,475
6.50%, 01/15/26	130,000	137,150
Verizon Communications Inc.
4.27%, 01/15/36	577,000	589,837
4.86%, 08/21/46	125,000	136,506
5.01%, 08/21/54	304,000	322,828
4.67%, 03/15/55	145,000	146,475
Virgin Media Secured Finance Plc, 5.13%, 01/15/25 (a), GBP	500,000	648,988
Wind Acquisition Finance SA, 4.00%, 07/15/20 (a), EUR	250,000	273,277
		4,481,002
UTILITIES - 3.9%
AES Corp., 5.50%, 04/15/25	275,000	275,687
Dynegy Inc., 6.75%, 11/01/19	100,000	100,250
Electricite de France SA, 5.25%, (callable at 100 beginning 01/29/23) (a) (d)	207,000	197,167
Enel SpA, 8.75%, 09/24/73 (h) (i)	395,000	449,806
Exelon Corp.
3.95%, 06/15/25	194,000	207,497
5.10%, 06/15/45	161,000	185,138
FirstEnergy Corp.
4.25%, 03/15/23 (e)	162,000	167,190
7.38%, 11/15/31	125,000	155,250
FirstEnergy Transmission LLC, 5.45%, 07/15/44 (a)	187,000	203,870
GenOn Energy Inc., 9.50%, 10/15/18	250,000	198,750
MidAmerican Energy Holdings Co., 6.13%, 04/01/36	100,000	132,438
Oglethorpe Power Corp., 4.55%, 06/01/44	130,000	137,636
Oncor Electric Delivery Co. LLC
4.10%, 06/01/22	275,000	304,895
2.95%, 04/01/25	350,000	364,353
Pacific Gas & Electric Co., 4.30%, 03/15/45	221,000	247,981
Southern Co.
3.25%, 07/01/26	225,000	233,907
4.40%, 07/01/46	225,000	242,033
Southern Water Greensands Financing Plc, 8.50%, 04/15/19, GBP	175,000	260,146
Talen Energy Corp., 6.50%, 06/01/25	81,000	67,230
Wisconsin Energy Corp., 3.55%, 06/15/25	100,000	107,355
		4,238,579
Total Corporate Bonds and Notes (cost $80,798,661)		81,071,244

VARIABLE RATE SENIOR LOAN INTERESTS - 5.4% (b)
CONSUMER DISCRETIONARY - 1.2%
AMAYA Holdings BV 1st Lien Term Loan, 5.00%, 07/29/21	402,856	389,594
AMAYA Holdings BV 2nd Lien Term Loan, 8.00%, 07/28/22	23,625	23,278
Charter Communications Operating LLC Term Loan H, 3.25%, 07/23/23	82,793	82,497
Charter Communications Operating LLC Term Loan I, 3.50%, 01/24/23	49,875	49,875
Cowlitz Tribal Gaming Authority Term Loan, 11.50%, 12/01/21 (k)	390,000	358,800
McGraw-Hill Global Education Holdings LLC Term Loan B, 5.00%, 05/02/22	200,000	199,450
MGM Growth Properties Operating Partnership LP Term Loan B, 4.00%, 04/15/23	89,775	89,887
PetSmart Inc. Term Loan B-1, 4.25%, 03/10/22	99,990	99,478
		1,292,859
CONSUMER STAPLES - 0.2%
Maple Holdings Acquisition Corp. Term Loan B, 5.25%, 02/09/23	94,667	94,667
NBTY INC. Term Loan B, 5.00%, 05/05/23	50,000	49,554
Pinnacle Foods Finance LLC Incremental Term Loan I, 3.75%, 01/15/23	91,540	91,870
		236,091
ENERGY - 1.0%
Arch Coal Inc. Term Loan B, 0.00%, 05/14/18 (f) (g) (i)	483,737	221,914
CITGO Holding Inc. Term Loan B, 9.50%, 05/09/18	191,973	193,173
Drillships Financing Holding Inc. Term Loan B-1, 6.00%, 03/31/21	200,000	77,800

See accompanying Notes to Financial Statements.

	Shares/Par†	Value
Drillships Ocean Ventures Inc. Term Loan B, 5.50%, 07/18/21	100,000	59,333
EFS Cogen Holdings I LLC Term Loan B, 3.75%, 06/30/23 (k)	80,000	80,100
Energy Future Intermediate Holding Co. LLC DIP Term Loan, 4.25%, 12/19/16	248,749	248,127
Fieldwood Energy LLC 1st Lien Term Loan, 3.88%, 09/28/18	89,132	76,580
Seventy Seven Operating LLC Term Loan B, 0.00%, 06/18/21 (f) (g) (i)	98,000	83,790
		1,040,817
FINANCIALS - 0.1%
EP Energy LLC Term Loan B-3, 3.50%, 05/24/18	100,000	87,083

HEALTH CARE - 0.5%
Acadia HealthCare Co. Inc. Term Loan B-2, 4.50%, 02/16/23	39,800	39,402
Valeant Pharmaceuticals International Inc. Term Loan B, 5.00%, 03/13/22	474,222	461,048
		500,450
INDUSTRIALS - 0.5%
Gol LuxCo SA 1st Lien Term Loan, 6.50%, 08/18/20	400,000	398,000
Prime Security Services Borrower LLC Incremental Term Loan B-1, 4.75%, 04/21/22	131,000	131,164
		529,164
INFORMATION TECHNOLOGY - 0.3%
Western Digital Corp. Term Loan B, 6.25%, 03/29/23	294,000	294,920

MATERIALS - 0.6%
FMG Resources (August 2006) Pty Ltd. Term Loan B, 4.25%, 06/30/19	367,625	351,082
GCP Applied Technologies Inc. Term Loan B, 5.25%, 02/01/22	119,700	119,849
Kraton Polymers LLC Term Loan B, 6.00%, 01/06/22	200,000	196,834
PQ Corp. Term Loan, 6.00%, 10/15/22	40,000	39,960
		707,725
TELECOMMUNICATION SERVICES - 0.2%
Neptune Finco Corp. Term Loan B, 5.00%, 09/16/22	275,000	275,069

UTILITIES - 0.8%
Dynegy Inc. Incremental Term Loan C, 0.00%, 06/15/23 (o)	800,000	785,504
Texas Competitive Electric Holdings Co. LLC DIP Term Loan, 3.75%, 11/07/16	141,089	140,560
		926,064
Total Variable Rate Senior Loan Interests (cost $6,205,753)		5,890,242

GOVERNMENT AND AGENCY OBLIGATIONS - 6.8%
GOVERNMENT SECURITIES - 1.5%
Municipals - 0.4%
Port Authority of New York & New Jersey, 4.46%, 10/01/62	320,000	364,986
U.S. Treasury Securities - 1.1%
U.S. Treasury Note, 1.63%, 05/31/23	1,200,000	1,227,327

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 5.3%
Federal Home Loan Mortgage Corp. - 1.2%
Federal Home Loan Mortgage Corp.
3.00%, 07/15/31, TBA (l)	534,000	560,199
4.00%, 11/01/40 - 02/01/46	665,887	714,699
4.50%, 07/15/46, TBA (l)	42,000	45,843
		1,320,741
Federal National Mortgage Association - 2.7%
Federal National Mortgage Association
3.00%, 05/01/30 - 05/01/43	399,107	416,502
2.50%, 08/15/31, TBA (l)	27,000	27,892
4.00%, 03/01/42 - 04/01/45	519,222	559,249
4.50%, 12/01/43 - 08/01/44	377,400	412,264
3.50%, 11/01/45 - 12/01/45	1,261,381	1,331,787
3.00%, 08/15/46, TBA (l)	206,000	213,387
		2,961,081
Government National Mortgage Association - 1.4%
Government National Mortgage Association
5.00%, 01/20/43	490,122	534,635
3.00%, 07/20/45	372,215	389,526
3.00%, 08/15/46, TBA (l)	181,000	188,806
3.50%, 08/15/46, TBA (l)	408,000	432,384
		1,545,351
Total Government and Agency Obligations (cost $7,272,137)		7,419,486

PREFERRED STOCKS - 0.6%
ENERGY - 0.3%
NuStar Logistics LP, 7.63%, (callable at 25 beginning 01/15/18)	13,000	323,050

FINANCIALS - 0.3%
State Street Corp., 5.35%, (callable at 25 beginning 03/15/26) (d)	12,000	322,080
Total Preferred Stocks (cost $625,000)		645,130

INVESTMENT COMPANIES - 0.4%
PIMCO Dynamic Credit Income Fund	1,500	28,695
SPDR Barclays High Yield Bond ETF	10,300	367,710
Total Investment Companies (cost $377,116)		396,405

SHORT TERM INVESTMENTS - 3.3%
Investment Company - 3.3%
JNL Money Market Fund, 0.26% (m) (n)	3,659,624	3,659,624
Total Investment Companies (cost $3,659,624)		3,659,624
Total Investments - 99.9% (cost $109,012,482)		109,264,251
Other Assets and Liabilities, Net - 0.1%		91,003
Total Net Assets - 100.0%		$109,355,254

See accompanying Notes to Financial Statements.

Portfolio Composition:	Percentage of Total Investments
Financials	24.1%
Consumer Discretionary	13.2
Energy	10.3
Materials	5.5
Health Care	6.7
Telecommunication Services	4.4
U.S. Government Agency MBS	5.3
Utilities	4.7
Industrials	5.1
Non-U.S. Government Agency ABS	9.3
Consumer Staples	3.4
Information Technology	2.8
Investment Companies	0.4
Government Securities	1.5
Short Term Investments	3.3
Total Investments	100.0%

†	Par amounts are listed in United States Dollars unless otherwise noted.
(a)

The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933 (“1933 Act”), as amended, to be liquid based on procedures approved by the Company’s Board of Managers (“Board”). As of June 30, 2016, the aggregate value of these liquid securities was $30,918,186 which represented 28.3% of net assets.

(b)	Variable rate securities. Rate stated was in effect as of June 30, 2016.
(c)	Pay-in-kind security. The coupon interest earned by the security may be paid in cash or additional par.
(d)	Perpetual security.
(e)	The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.
(f)	Security is in default relating to principal, dividends and/or interest.
(g)	Non-income producing security.
(h)	Security is restricted to resale to institutional investors. See Restricted Securities in the Notes to Schedule of Investments.
(i)	The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Board.
(j)	Convertible security.
(k)

Security fair valued in good faith in accordance with the procedures approved by the Board. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 “Fair Value Measurement” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurement” in the Notes to Financial Statements.

(l)	All or a portion of the investment was purchased on a delayed delivery basis. As of June 30, 2016 the total cost of investments purchased on a delayed delivery basis was $1,462,217.
(m)	Investment in affiliate.
(n)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2016.
(o)	This variable rate senior loan will settle after June 30, 2016, at which time the interest rate will be determine.

See accompanying Notes to Financial Statements.

JNL Strategic Income Fund LLC (Unaudited)

Notes to Schedule of Investments

June 30, 2016

Currencies:

EUR - European Currency Unit (Euro)

GBP - British Pound

Abbreviations:

ABS – Asset-Backed Security

REMIC - Real Estate Mortgage Investment Conduit

TBA - To Be Announced (Securities purchased on a delayed delivery basis)

Counterparty Abbreviations:

BCL - Barclays Capital Inc.

CCI - Citicorp Securities, Inc.

CSI - Credit Suisse Securities, LLC

Restricted Securities - The Fund invests in securities that are restricted under the 1933 Act, or which are subject to legal, contractual, or other agreed upon restrictions on resale.  Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act.  As of June 30, 2016, the Fund held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act which are deemed to be liquid, as follows:

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
Enel SpA, 8.75%, 09/24/73	09/18/2013	$391,921	$449,806	0.4%
Halcon Resources Corp., 12.00%, 02/15/22	12/29/2014	98,742	40,260	—
Ithaca Energy Inc., 8.13%, 07/01/19	06/30/2014	232,000	205,320	0.2
MPLX LP, 5.50%, 02/15/23	12/23/2014	259,461	254,021	0.2
		$982,124	$949,407	0.8%

Schedule of Open Futures Contracts

	Expiration	Contracts Short	Unrealized Appreciation/ (Depreciation)
Euro FX Currency Future	September 2016	(1)	$4,104
U.S. Treasury Long Bond Future	September 2016	(14)	(85,840)
U.S. Treasury Note Future, 10-Year	September 2016	(54)	(168,012)
U.S. Treasury Note Future, 2-Year	September 2016	(5)	(7,585)
U.S. Treasury Note Future, 5-Year	September 2016	(24)	(41,393)
Ultra Long Term U.S. Treasury Bond Future	September 2016	(23)	(272,140)
			$(570,866)

See accompanying Notes to Financial Statements.

JNL Strategic Income Fund LLC (Unaudited)

Statement of Assets and Liabilities

June 30, 2016

JNL/PPM America Strategic Income Fund
Assets
Investments - unaffiliated, at value (a)	$105,604,627
Investments - affiliated, at value (b)	3,659,624
Total investments, at value (c)	109,264,251
Cash	47,294
Foreign currency (d)	1,278,642
Receivable for investments sold	2,821,127
Receivable for dividends and interest	1,061,620
Receivable for variation margin	39,047
Receivable for deposits with counterparties	285,423
Other assets	356
Total assets	114,797,760
Liabilities
Payable for advisory fees	53,541
Payable for administrative fees	13,385
Payable for investment securities purchased	5,368,408
Payable for board of managers fees	1,738
Payable for variation margin	5,207
Payable for other expenses	227
Total liabilities	5,442,506
Net assets	$109,355,254
Net assets consist of:
Paid-in capital	$109,693,548
Net unrealized depreciation on investments and foreign currency	(338,294)
$109,355,254
Class A
Net assets	$109,355,254
Shares outstanding (no par value), unlimited shares authorized	10,000,000
Net asset value per share	$10.94

(a) Investments - unaffiliated, at cost	$105,352,858
(b) Investments - affiliated, at cost	3,659,624
(c) Total investments, at cost	$109,012,482
(d) Foreign currency, at cost	$1,295,522

See accompanying Notes to Financial Statements.

JNL Strategic Income Fund LLC (Unaudited)

Statement of Operations

For the Six Months Ended June 30, 2016

JNL/PPM America Strategic Income Fund
Investment income
Dividends (a)	$32,476
Interest	2,562,434
Total investment income	2,594,910

Expenses
Advisory fees	313,008
Administrative fees	78,253
Legal fees	220
Board of manager fees	778
Chief compliance officer fees	124
Other expenses	551
Total expenses	392,934
Net investment income	2,201,976

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	(2,419,149)
Foreign currency related items	1,845
Future contracts	(953,932)
Net change in unrealized appreciation (depreciation) on:
Investments	8,222,107
Foreign currency related items	4,603
Futures contracts	(591,920)
Net realized and unrealized gain	4,263,554
Net increase in net assets from operations	$6,465,530

(a) Income from affiliated investments	$6,315

See accompanying Notes to Financial Statements.

JNL Strategic Income Fund LLC (Unaudited)

Statements of Changes in Net Assets

For the Six Months Ended June 30, 2016

	JNL/PPM America Strategic Income Fund
	For the Six Months Ended June 30, 2016		For the Year Ended December 31, 2015
Operations
Net investment income	$2,201,976		$4,606,366
Net realized gain (loss)	(3,371,236)		(3,393,211)
Net change in unrealized appreciation (depreciation)	7,634,790		(5,397,214)
Net increase (decrease) in net assets from operations	6,465,530		(4,184,059)
Net assets beginning of period	102,889,724		107,073,783
Net assets end of period	$109,355,254		$102,889,724
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$47,267,057	(a)
Proceeds from sales of securities	46,426,737	(a)

(a)  Amounts include $3,118,441 and $2,182,946 of purchases and sales, respectively, of U.S. Government Securities.

Amounts exclude $10,787,708 and $10,708,392 of purchases and sales, respectively, of dollar roll transaction securities.

See accompanying Notes to Financial Statements.

JNL Strategic Income Fund LLC (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (Decrease) from Investment Operations			Distributions from				Supplemental Data			Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(e)		Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/PPM America Strategic Income Fund
Class A
06/30/2016	$10.29	$0.22	$0.43	$0.65	$—	$—	$10.94	6.32%	$109,355	46	%(d)	0.75%	4.22%
12/31/2015	10.71	0.46	(0.88)	(0.42)	—	—	10.29	(3.92)	102,890	76	(d)	0.75	4.30
12/31/2014	10.45	0.45	(0.19)	0.26	—	—	10.71	2.49	107,074	81	(d)	0.75	4.12
12/31/2013	10.05	0.40	0.00	0.40	—	—	10.45	3.98	104,452	99	(d)	0.75	3.88
12/31/2012*	10.00	0.02	0.03	0.05	—	—	10.05	0.50	100,500	7	(d)	0.76	2.38

*     Commenced operations on December 3, 2012.

(a)  Calculated using the average shares method.

(b)  Annualized for periods less than one year.

(c)  Not annualized for periods less than one year.

(d)  Portfolio turnover including dollar roll transaction was 18%, 146%, 115%, 106% and 57% in 2012, 2013, 2014, 2015 and 2016, respectively.

(e)  Portfolio turnover is not annualized for periods of less than one year. Dollar roll transaction securities are excluded for purposes of calculating portfolio turnover.

See accompanying Notes to Financial Statements.

JNL Strategic Income Fund LLC (Unaudited)

Notes to Financial Statements

June 30, 2016

NOTE 1. ORGANIZATION

The JNL Strategic Income Fund LLC (“JNL Strategic Fund” or “Company”) is a limited liability company organized under the laws of Delaware by an operating agreement dated July 6, 2012. The JNL Strategic Fund is organized as a series fund structure.  JNL/PPM America Strategic Income Fund (“Fund”) is the sole series of JNL Strategic Fund.  The Fund is registered with the U.S. Securities and Exchange Commission (“SEC”) as a diversified fund under the Investment Company Act of 1940, as amended (“1940 Act”).

Jackson National Asset Management, LLC (“JNAM” or “Adviser”), a wholly-owned subsidiary of Jackson National Life Insurance Company® (“Jackson”), serves as investment adviser to the Fund.  Jackson is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  The Adviser has selected PPM America, Inc. as Sub-Adviser with responsibility for the professional investment supervision and management of the Fund.  PPM America, Inc. is an affiliate of JNAM.

As of June 30, 2016, the Fund offered one class of shares, Class A, which are not currently offered to retail investors.  As of June 30, 2016, the Prudential Assurance Company Limited, a wholly owned subsidiary of Prudential plc, owned 10,000,000 shares, which is 100% of the outstanding shares of beneficial interest in the Fund.  The Prudential Assurance Company Limited is not affiliated in any manner with Prudential Financial, Inc., a company whose principal place of business is in the United States of America.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”.  The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”).

Security Valuation - Under the Company’s valuation policy and procedures, the Company’s Board of Managers (“Board” or “Managers”) has delegated the daily operational oversight of the securities valuation function to the JNAM Pricing Committee (“Pricing Committee”), which consists of certain officers of the Company and JNAM management.  The Pricing Committee is responsible for determining fair valuations for any security for which market quotations are not readily available.  For those securities fair valued under procedures adopted by the Board, the Pricing Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available.  The Pricing Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.  For fair valuation determinations that are deemed significant, the Board is promptly notified, in detail, of the fair valuation.

The net asset value (“NAV”) of the Fund’s shares is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (generally, 4:00 PM Eastern Time).  Debt securities are generally valued by independent pricing services approved by the Board.  If pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from the Sub-Adviser, a broker/dealer or widely used quotation system.  Futures contracts traded on an exchange are generally valued at the exchange’s settlement price.  If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the local exchange.  Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE.  Pricing services utilized to value debt securities may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data.  Short-term securities maturing within sixty (60) days are valued at amortized cost, unless it is determined that such practice does not approximate market value.  Stocks traded on an exchange are generally valued at the official closing price of the exchange where the security is principally traded.  If there is no official closing price for the security, the security may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in the absence of a sale.  Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter (“OTC”) market.  Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent market value.  In such instances, the investment is valued as determined in good faith using procedures approved by the Board.  Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale.  In addition, investments may be fair valued based on the occurrence of a significant event.  Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults.  Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets.  Securities are fair valued based on observable and unobservable inputs, including the Adviser’s or Pricing Committee’s own assumptions in determining the fair value of an investment.  Under the procedures approved by the Board, the Adviser may utilize pricing services or other sources, including the Fund’s Sub-Adviser, to assist in determining the fair value of an investment.  Factors considered to determine fair value may include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading or other market data.

If an investment is valued at a fair value for purposes of calculating the Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value.  Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

JNL Strategic Income Fund LLC (Unaudited)

Notes to Financial Statements

June 30, 2016

Distributions to Shareholders - No distributions of net investment income or realized capital gains are required; therefore, undistributed (excess of distributions over) net investment income and accumulated net realized gain/loss are reclassed to paid-in-capital on a semi-annual basis.

Security Transactions, Investment Income and Expenses - Security transactions are recorded on the trade date for financial reporting purposes.  Interest income, including level-yield amortization of discounts and premiums, is accrued daily.  The Fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful.  A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.  Realized gains and losses are determined on the specific identification basis. Expenses are recorded on an accrual basis.

Foreign Currency Translations - The accounting records of the Fund are maintained in U.S. dollars.  Each business day, the market values of foreign securities, currency holdings and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on current exchange rates.  Purchases and sales of investment securities, income receipts and expense payments are translated into U.S. dollars based on the respective exchange rates prevailing on the dates of such transactions.  The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities.  Such fluctuations are included in net realized and unrealized gain or loss on investments.

Net realized gains and losses on foreign currency related items are considered ordinary income for tax purposes and arise from sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar amounts actually received or paid; and the realized gains or losses resulting from portfolio and transaction hedges.  Net unrealized gain or loss on foreign currency related items include gains and losses from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in currency exchange rates.

Guarantees and Indemnifications - In the normal course of business, the Company may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities.  Under the Company’s organizational documents, its officers and managers are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  However, since its commencement of operations, the Fund has not had claims or losses pursuant to its contracts and expects the risk of loss to be remote.  The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

NOTE 3. FASB ASC TOPIC 820, “FAIR VALUE MEASUREMENT”

This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  Various inputs are used in determining the value of the Fund’s investments under FASB ASC Topic 820 guidance.  The inputs are summarized into three broad categories.

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds.

Level 2 includes valuations determined from significant direct or indirect observable inputs.  Direct observable inputs include broker quotes, third party prices, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values.  Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings.  Level 2 includes valuations for fixed income securities priced by pricing services, broker quotes in active markets, securities subject to corporate actions or securities valued at amortized cost.

Level 3 includes valuations determined from significant unobservable inputs including the Adviser’s own assumptions in determining the fair value of the investment.  Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features, maturity or anticipated cash flows; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models.  Level 3 valuations include securities that are priced based on single source broker quotes; securities where prices may be unavailable due to halted trading, restricted to resale due to market events, or newly issued; or investments for which reliable quotes are otherwise not available.

To assess the continuing appropriateness of security valuation, the Adviser regularly compares prior day prices with current day prices, transaction prices and alternative vendor prices.  When the comparison results exceed pre-defined thresholds, the Adviser challenges the prices exceeding tolerance levels with the pricing service or broker.  To verify Level 3 unobservable inputs, the Adviser uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

JNL Strategic Income Fund LLC (Unaudited)

Notes to Financial Statements

June 30, 2016

The following table summarizes the Fund’s investments in securities and other financial instruments as of June 30, 2016 by valuation level.

	Assets - Securities
	Level 1	Level 2	Level 3	Total
Non-U.S. Government Agency ABS	$—	$10,182,120	$—	$10,182,120
Corporate Bonds and Notes	—	81,071,244	—	81,071,244
Variable Rate Senior Loan Interests	—	5,451,342	438,900	5,890,242
Government and Agency Obligations	—	7,419,486	—	7,419,486
Preferred Stocks	645,130	—	—	645,130
Investment Companies	396,405	—	—	396,405
Short Term Investments	3,659,624	—	—	3,659,624
Fund Total	$4,701,159	$104,124,192	$438,900	$109,264,251

	Assets - Investments in Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
Open Futures Contracts	$4,104	$—	$—	$4,104

	Liabilities - Investments in Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
Open Futures Contracts	$(574,970)	$—	$—	$(574,970)

(1)Investments in other financial instruments include futures contracts which are reflected at the unrealized appreciation/(depreciation) on the instrument.

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation. The Fund recognizes transfers between levels as of the beginning of the period for financial reporting purposes.  There were no significant transfers into or out of Level 1, 2 or 3 for the period.  There were no Level 3 valuations for which significant unobservable valuation inputs were developed at June 30, 2016.

NOTE 4. SECURITIES AND OTHER INVESTMENTS

U.S. Government Agencies or Government Sponsored Enterprises - The Fund may invest in U.S. government agencies or government sponsored enterprises.  U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. government, its agencies or instrumentalities.  Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by Government National Mortgage Association (“GNMA”), are supported by the full faith and credit of the U.S. government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (“U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality.  U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest paying securities of similar maturities.

Government-related guarantors (i.e., guarantors that are not backed by the full faith and credit of the U.S. government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”).  FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers.  Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. government.  FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages.  FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.

FNMA and FHMLC were placed into conservatorship by the Federal Housing Finance Agency (“FHFA”).  As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and each enterprise’s assets.  In connection with the conservatorship, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with FNMA and FHLMC.  This agreement contains various covenants that severely limit each enterprise’s operations.  In exchange for entering into these agreements, the U.S. Treasury received senior preferred stock in each enterprise and warrants to purchase each enterprise’s common stock.  The U.S. Treasury created a new secured lending facility, which is available to FNMA and FHLMC as a liquidity backstop and created a temporary program to purchase mortgage-backed securities issued by FNMA and FHLMC.  FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remains liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

Unregistered Securities - The Fund may own certain investment securities that are unregistered and thus restricted to resale.  These securities may also be referred to as “private placements”.  Unregistered securities may be “illiquid” because there is no readily available market for sale of the securities.  Where future dispositions of the securities require registration under the Securities Act of 1933, as amended, the Fund has the right to include those securities in such registration generally without cost to the Fund.  The Fund has no right to require registration of unregistered securities.

Delayed-Delivery Securities - The Fund may purchase or sell securities on a delayed delivery basis, including “To Be Announced” (“TBA”) or “To Be Acquired” securities.  These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period.  In TBA transactions, the Fund commits to purchasing or selling securities for which all specific information is not yet known at the time of the trade, particularly the face amount and maturity date of the underlying securities.  When delayed-

JNL Strategic Income Fund LLC (Unaudited)

Notes to Financial Statements

June 30, 2016

delivery purchases are outstanding, the Fund is required to have sufficient cash and/or liquid securities to cover its commitments on these transactions. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights of ownership of the security, including the risk of price and yield fluctuations, and considers such fluctuations when determining its NAV.  The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a realized gain or loss.  When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains or losses with respect to the security.  Securities purchased on a TBA basis are not settled until they are delivered to the Fund.  In connection with TBA transactions, the Fund may maintain a short position related to certain securities.  In connection with these transactions, the Fund owns an equal amount of the securities or holds securities convertible (or exchangeable) into an equal amount of the securities, of the same issuer, as the position held short.

Mortgage-Backed Dollar and Treasury Roll Transactions - The Fund may sell mortgage-backed or treasury securities and simultaneously contract to repurchase securities at a future date at an agreed upon price.  The Fund may only enter into covered rolls.  A “covered roll” is a type of dollar or Treasury roll for which the Fund maintains offsetting positions in cash, U.S. Government securities, or other liquid assets which mature on or before the forward repurchase settlement date of the dollar or Treasury roll transaction.  During the period between the sale and repurchase, the Fund forgoes interest and principal paid on the mortgage-backed or Treasury securities.  The Fund is compensated by the interest earned on the cash proceeds of the initial sale and from negotiated fees paid by brokers offered as an inducement to the Fund to “roll over” its purchase commitments.  The Fund may dispose of “covered roll” securities after they are entered into and close these positions before their maturity, which may result in a realized gain or loss.

Dollar or Treasury roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of those securities which the Fund is obligated to purchase or that the return earned by the Fund with the proceeds of a dollar roll may not exceed transaction costs.

In a mortgage-backed or treasury securities roll transaction, if the repurchased security is determined to be similar, but not substantially the same, the transaction is accounted for as a purchase and sale.  Any gains, losses and any income or fees earned are recorded to realized gain or loss.  If the repurchased security is determined to be substantially the same, the transaction is accounted for as a secured borrowing, rather than as a purchase and sales transaction.  Any income or fees earned are recorded to investment income and financing costs associated with the transaction are recorded to interest expense.  For the period ended June 30, 2016, the Fund did not transact in treasury transactions characterized as secured borrowing transactions.

NOTE 5. MASTER NETTING AGREEMENTS, CUSTOMER ACCOUNT AGREEMENTS AND COLLATERAL

Under various agreements, certain investment transactions require collateral to be pledged to/from the Fund and a counterparty or segregated at the custodian, and the collateral is managed pursuant to the terms of the agreement.  U.S. Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of high quality or sovereign securities may be used.  Securities held by the Fund that are used as collateral are identified as such within the Schedule of Investments. Collateral for financial derivative transactions paid to or received from brokers and counterparties is included in receivable for deposits with brokers in the Statement of Assets and Liabilities.

Master Netting Agreements (“Master Agreements”) - The Fund may be subject to various Master Agreements, which govern the terms of certain transactions and mitigate the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty.  Since different types of financial transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, potentially resulting in the need for multiple agreements with a single counterparty.  The Fund may net exposure and collateralize multiple transaction types governed by the same Master Agreement with the same counterparty and may close out and net its total exposure to a counterparty in the event of a default and/or termination event with respect to all the transactions governed under a single agreement with a counterparty.  Each Master Agreement defines whether the Fund is contractually able to net settle daily payments.  Additionally, certain circumstances, such as laws of a particular jurisdiction or settlement of amounts due in different currencies, may prohibit or restrict the right of offset as defined in the Master Agreements.

Master Agreements also help limit credit and counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels.  Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Agreement.  The Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.  To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.  The Fund’s Sub-Adviser attempts to limit counterparty risk by only entering into Master Agreements with counterparties which the Sub-Adviser believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) - Master Forward Agreements govern the considerations and factors surrounding the settlement of certain forward-settling transactions, such as delayed-delivery transactions and TBA securities between the Fund and select counterparties.  The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.  Losses may arise due to changes in the value of the underlying securities prior to settlement date, if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.  In the event of default, the unrealized gain or loss will be offset against collateral exchanged to date, which would result in a net

JNL Strategic Income Fund LLC (Unaudited)

Notes to Financial Statements

June 30, 2016

receivable/(payable) that would be due from/to the counterparty.  In the ordinary course of business, settlements of transactions are not typically subject to net settlement, except for TBA pools.

FASB ASC Topic 210, Financial Instruments Eligible for Offset - The following disclosure includes a summary table of investments of the Fund, which are subject to master netting agreements or a similar agreement and are eligible for offset in the Statement of Assets and Liabilities as of June 30, 2016.

	Gross Amount Presented in the Statements of Assets and Liabilities (1)	Financial Instruments (2)	Collateral (3)	Net Amount (1)
Master Forward Agreement Transaction Assets by Counterparty*
BCL	$773,586	$(770,181)	$—	$3,405
CCI	649,082	(646,236)	—	2,846
CSI	45,843	(45,800)	—	43
	$1,468,511	$(1,462,217)	$—	$6,294

Master Forward Agreement Transaction Liabilities by Counterparty*
BCL	$770,181	$(770,181)	$—	$—
CCI	646,236	(646,236)	—	—
CSI	45,800	(45,800)	—	—
	$1,462,217	$(1,462,217)	$—	$—

(1) Investment liabilities and assets include delayed delivery securities.  Liabilities reflect amounts payable to the counterparty for the cost of the investment, assets reflect the market value of the investment and the net amount reflects net unrealized gain or loss.  The net unrealized gain or loss constitutes the amount which is subject to margin or collateral requirements as required under the Master Forward Agreement.

(2) Financial instruments eligible for offset but not offset in the Statement of Assets and Liabilities.

(3) Cash and security collateral not offset in the Statement of Assets and Liabilities.

* Counterparties are defined on page 7 in the Notes to Schedule of Investments.

Customer Account Agreements - Customer Account Agreements and related addendums govern cleared derivative transactions such as futures contracts.  Futures contracts require posting an amount of cash or cash equivalents equal to a certain percentage of the contract amount known as the “initial margin” as determined by each relevant clearing agency and is segregated at a Futures Commissions Merchant (“FCM”) which is registered with the Commodity Futures Trading Commission (“CFTC”) or the applicable regulator.  The Fund receives from or pays to the counterparty an amount of cash equal to the daily fluctuation in the value of the contracts.  Such receipts or payments are known as the “variation margin”.  In the event of default, counterparty risk is significantly reduced as creditors to the FCM do not have claim to a Fund’s assets in the segregated account.

NOTE 6.  FINANCIAL DERIVATIVE INSTRUMENTS

FASB ASC Topic 815, “Derivatives and Hedging” - This standard includes the requirement for enhanced qualitative disclosures about objectives and strategies for using derivative instruments and disclosures regarding credit related contingent features in derivative instruments; as well as quantitative disclosures in the semi-annual and annual financial statements about fair value, gains and losses, and volume of activity for derivative instruments.  Information about these instruments is disclosed in the context of each instrument’s primary underlying risk exposure may be categorized as credit, equity price, interest rate and foreign currency exchange rate risk.  The objectives, strategies and underlying risks for futures held by the Fund are discussed in the following paragraph.

Futures Contracts - During the period, the Fund entered into futures contracts to obtain exposure to or hedge changes in interest rates and foreign currency rates and to replicate treasury bond positions.  A futures contract is a standardized contract obligating two parties to exchange a specified asset at an agreed upon price and date.  Variation margin is recorded by the Fund until the contracts are terminated at which time realized gains and losses are recognized.  Futures contracts involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund.  The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the securities held by the Fund or the change in the value of an underlying entity and the prices of the futures contracts and the possibility the Fund may not be able to enter into a closing transaction because of an illiquid market.  With futures, counterparty risk is reduced to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, acting as counterparty to all exchange traded futures, guarantees the futures contracts against default.

At June 30, 2016, variation margin related to futures contracts is reflected as receivable for variation margin in the Statement of Assets and Liabilities.  During the period ended June 30, 2016, realized loss and change in unrealized appreciation (depreciation) in futures contracts is reflected for such investments in the Statement of Operations.  Net exposure to the Fund for futures contracts is the variation margin receivable in addition to any collateral pledged for the initial margin on the futures contracts.  At June 30, 2016, the Fund had $285,423 cash pledged as collateral for futures contracts.  The futures contracts outstanding as of June 30, 2016, as disclosed in the Notes to the Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on futures contracts during the year as disclosed in the Statement of Operations serve as indicators of the volume of activity for the Fund.  For the period ended June 30, 2016, the average monthly notional value at purchase of futures in the Fund was $17,911,574.

NOTE 7.  INVESTMENT RISKS AND REGULATORY MATTERS

Market and Volatility Risk - In the normal course of business, the Fund trades financial instruments and enters into financial transactions where the risk of potential loss exists due to changes in the market (“market risk”).  Additionally, prices of financial instruments may fluctuate over short periods or extended periods of time in response to company, market, economic or political news (“volatility risk”).  Equity securities generally have more price volatility

JNL Strategic Income Fund LLC (Unaudited)

Notes to Financial Statements

June 30, 2016

than fixed-income securities, and long term fixed-income securities normally have more price volatility than short term fixed-income securities.  The Fund may invest in derivatives to hedge the Fund’s portfolio as well as for investment purposes which may increase volatility.  Volatility may cause the Fund’s net asset value per share to experience significant appreciation or depreciation in value over short periods of time.

Interest Rate Risk - When interest rates increase, fixed-income securities generally will decline in value.  A wide variety of factors can cause interest rates to rise such as central bank monetary policies, inflation rates and general economic conditions.  Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates than those with shorter durations.

Credit and Counterparty Risk - In the normal course of business, the Fund trades financial instruments and enters into financial transactions where the risk of potential loss exists due to failure of the other party to a transaction to perform (“credit risk”).  Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.  Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default.  Financial assets, which potentially expose the Fund to credit risk, consist principally of investments and cash due from counterparties (“counterparty risk”).  The extent of the Fund’s exposure to credit and counterparty risks in respect to these financial assets is incorporated within its carrying value as recorded in the Fund’s Statement of Assets and Liabilities.  For certain derivative contracts, the potential loss could exceed the value of the financial assets recorded in the financial statements.

Foreign Securities Risk - Investing in securities of foreign companies and foreign governments generally involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government.  These risks include the potential for revaluation of currencies, different accounting policies, and future adverse political and economic developments.  Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices may be more volatile than those of securities of comparable U.S. companies and the U.S. government.

Currency Risk - Investing directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, involves the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged.  Currency rates in foreign countries may fluctuate significantly over short periods of time or currencies may become illiquid for a number of reasons, including changes in interest rates, general economics of a country, actions (or inaction) of the U.S. government or banks, foreign governments, central banks or supranational entities such as the International Monetary Fund, or the imposition of currency controls or other political developments in the U.S. or abroad.

NOTE 8. INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATES

Advisory and Administration Fee - The JNL Strategic Fund has an investment advisory and management agreement and administration agreement with JNAM.  Subject to the oversight of the Fund’s Board, JNAM is responsible for managing the Fund’s business affairs and providing day-to-day administrative services to the Fund either directly or through others selected by it for the Fund.

Pursuant to the Investment Advisory Agreement, JNAM receives an annual fee, accrued daily and payable monthly, based on a specified percentage of the average daily net assets of the Fund.  For investment advisory services, the Fund pays JNAM 0.60% for net assets of $0 to $500 million, 0.55% for net assets of $500 million to $1 billion and 0.50% for net assets over $1 billion.

Pursuant to the Administration Agreement, JNAM receives an annual fee, accrued daily and payable monthly.  The Fund pays JNAM an Administrative Fee at an annual rate of 0.15% of average daily net assets under $3 billion and 0.13% of average daily net assets over $3 billion of the Fund.  In return for the fee paid under the Administration Agreement, JNAM provides or procures all necessary administrative functions and services for the operation of the Fund.  In addition, JNAM, at its own expense, arranges for legal, audit, fund accounting, custody (except overdraft and interest expense), printing and mailing, a portion of the Chief Compliance Officer services, and all other services necessary for the operation of the Fund.  The Fund is responsible for trading expenses including brokerage commissions, interest and taxes, other non-operating expenses, nonrecurring and extraordinary legal fees, interest expenses, registration fees, licensing costs, directors and officers insurance and the fees and expenses of the disinterested Managers and of independent legal counsel to the disinterested Managers.

Distribution Agreement - The JNL Strategic Fund has a Distribution Agreement, under the provisions of Rule 12b-1 under the 1940 Act, with Jackson National Life Distributors LLC (“Distributor” or “JNLD”), an affiliate of the Adviser, for the purpose of reimbursement of certain distribution and related service expenses from the sale and distribution of the Fund’s shares.  Under the Rule 12b-1 fee plan, the Fund can accrue a Rule 12b-1 fee daily, at the maximum annual rate of 0.20% of the average daily net assets of the Fund.  The Distributor does not charge the Fund a 12b-1 fee and no fee was accrued by the Fund as the Distributor did not engage in activities supported by the 12b-1 fee.

Other Service Providers - State Street Bank and Trust Company (“State Street”) acts as custodian for the Fund.

Deferred Compensation Plan - The Fund adopted a Deferred Compensation Plan whereby a disinterested Manager may defer the receipt of all or a portion of their compensation.  These deferred amounts, which remain as liabilities of the Fund, are treated as if invested and reinvested in shares of one or more funds at the discretion of the applicable Manager.  These amounts represent general, unsecured liabilities of the Fund and vary according to the total return of the selected funds.  Liabilities related to deferred balances are included in payable for manager fees in the Statement of Assets and

JNL Strategic Income Fund LLC (Unaudited)

Notes to Financial Statements

June 30, 2016

Liabilities.  Increases or decreases related to the changes in value of deferred balances are included in manager fees set forth in the Statement of Operations.

Investments in Affiliates - During the period ended June 30, 2016, the Fund invested in a money market fund, which is managed by the Adviser.  The JNL Money Market Fund is offered as a cash management tool to the Fund and its affiliates and is not available for direct purchase by members of the public.  The Fund’s investment in JNL Money Market Fund on December 31, 2015 and June 30, 2016 was $4,227,506 and $3,659,624, respectively.  During the period ended June 30, 2016, dividend income received from this investment was $6,315 and there was no realized gain or loss relating to transactions in this investment.

NOTE 9.  BORROWING ARRANGEMENTS

Pursuant to an Exemptive Order issued by the SEC, the Fund along with certain other funds advised by JNAM may participate in an InterFund Lending Program (“Program”).  The Program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds.  Any open loans at period end are included in Receivable for interfund lending or Payable for interfund lending, as appropriate, in the Fund’s Statement of Assets and Liabilities.  No amounts were borrowed through the Program during the period.

NOTE 10.  INCOME TAX MATTERS

Under the 1940 Act, the assets of the Fund will not be chargeable with liabilities of any other future series of JNL Strategic Fund.  Until JNL Strategic Fund organizes a new series, it and the Fund will be treated as a single entity for federal tax purposes.  Moreover, so long as that entity is a limited liability company (with a sole series) whose interest are held only by The Prudential Assurance Company Limited (“Sole Member”), it will be disregarded as an entity separate from the latter for those purposes.  JNL Strategic Fund expects that substantially all of the Fund’s income will qualify as portfolio interest or capital gains, neither of which will be subject to federal income or withholding tax if its Sole Member is a non-U.S. person that is not otherwise engaged in the conduct of a trade or business in the United States of America.

Uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements.  The accounting for uncertainty in income taxes is recognized in a company’s financial statements and requires companies to determine whether it is “more likely than not” that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements.  Tax accounting provides guidance on the recognition, measurement, and classification of income tax uncertainties, along with any related interest and penalties.  Management is required to evaluate the tax positions.  Management completed an evaluation of the Fund’s tax positions and based on that evaluation, determined that no significant uncertain tax position would be required to be recognized in the financial statements.  Furthermore, management is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

NOTE 11.  SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Fund through the date the financial statements are issued, and has concluded there are no events that require adjustments to the financial statements or disclosure in the notes.

JNL Strategic Income Fund LLC (Unaudited)

Additional Disclosures

June 30, 2016

Disclosure of Fund Expenses.  Shareholders incur ongoing costs, which include costs for portfolio management, administrative services and other operating expenses.  Operating expenses such as these are deducted from the Fund’s gross income and directly reduce the final investment return.  These expenses are expressed as a percentage of the Fund’s average net assets; this percentage is known as the Fund’s expense ratio.  The examples below use the expense ratio and are intended to help the investor understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

Expenses Using Actual Fund Return.  This section provides information about the actual account values and actual expenses incurred by the Fund.  Use the information in this section, together with the amount invested, to estimate the expenses paid over the period.  Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses paid during this period.

Expenses Using Hypothetical 5% Return.  This section provides information that can be used to compare the Fund’s costs with those of other mutual funds.  It assumes that the Fund’s expense ratio for the period is unchanged and assumes an annual 5% return before expenses, which is not the Fund’s actual return.  This example is useful in making comparisons because the SEC requires all mutual funds to make the 5% calculation.

	Expenses Using Actual Fund Return				Expenses Using Hypothetical 5% Return
	Beginning Account Value	Ending Account Value period	Annualized Expense Ratios	Expenses Paid During Period†	Beginning Account Value	Ending Account Value period	Annualized Expense Ratios	Expenses Paid During Period†
JNL/PPM America Strategic Income Fund
Class A	$1,000.00	$1,063.20	0.75%	$3.85	$1,000.00	$1,021.12	0.75%	$3.77

†Expenses paid during the period are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the most recent 6-month period).

Quarterly Portfolio Holdings.  The Fund will file a complete schedule of portfolio holdings with the SEC for each quarter of the fiscal year on Form N-Q.  The Fund’s Form N-Q will be available on the SEC’s website at www.sec.gov.  The Form N-Q will be available for review and copy at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.  It will also be available upon request from the registrant by calling the Fund toll-free at 1-866-255-1935.

Proxy Voting Guidelines and Proxy Voting Record.  JNAM, the Funds’ adviser, is responsible for exercising the voting rights associated with the securities purchased and/or held by the Funds.  A description of the Policy that the Funds’ Adviser (and Sub-Adviser) used to vote proxies relating to the portfolio securities and information on how the Funds voted proxies relating to portfolio securities during the 12 month period ended June 30, 2016, are available (1) without charge, upon request by calling 1-800-392-2909; (2) on Jackson National Life Insurance Company’s or Jackson National Life Insurance Company of New York’s website at www.jackson.com; and (3) on the SEC’s website at www.sec.gov.

MANAGERS OF JNL STRATEGIC INCOME FUND LLC (“FUND”)

The following persons, who are independent Managers of the Fund received from the Fund the compensation amounts indicated for the services as such for the 6-month period ended June 30, 2016:

MANAGER	AGGREGATE COMPENSATION FROM THE JNL STRATEGIC INCOME FUND(1)	PENSION OR RETIREMENT BENEFITS ACCRUED AS PART OF FUND EXPENSES	ESTIMATED ANNUAL BENEFITS UPON RETIREMENT	TOTAL COMPENSATION FROM JNL STRATEGIC INCOME FUND AND FUND COMPLEX (1)
Michael Bouchard	$84	$0	$0	$134,000	(3)
Ellen Carnahan	$83	$0	$0	$133,500	(4)
William J. Crowley, Jr. (2)	$101	$0	$0	$162,500	(5)
Michelle Engler	$80	$0	$0	$128,500
John Gillespie	$78	$0	$0	$125,000	(6)
Richard McLellan	$77	$0	$0	$123,750
William R. Rybak	$88	$0	$0	$141,000
Edward Wood	$83	$0	$0	$133,500	(7)
Patricia Woodworth	$78	$0	$0	$125,000	(8)

(1)      The fees paid to the independent Managers are paid for combined service on the Boards of the Fund, JNL Series Trust, JNL Variable Fund LLC, and JNL Investor Series Trust (the “Fund Complex”).  The fees are allocated to the Fund Complex and affiliated investment companies on a pro-rata basis based on net assets.  The total fees to all the independent Managers are $1,206,750.

(2)      Mr. Crowley is an ex-officio member of the Governance Committee and the Audit Committee.  Therefore, he does not receive any compensation as a member of the Governance Committee or Audit Committee.

(3)      Amount includes $13,400 deferred by Mr. Bouchard.

(4)      Amount includes $66,750 deferred by Ms. Carnahan.

(5)      Amount includes $125,125 deferred by Mr. Crowley.

(6)      Amount includes $62,500 deferred by Mr. Gillespie.

(7)      Amount includes $33,375 deferred by Mr. Wood.

(8)      Amount includes $61,250 deferred by Ms. Woodworth.

The Statement of Additional Information includes additional information about Fund Managers and may be obtained at no charge by calling 1-800-392-2909, or by writing JNL Strategic Income Fund LLC, 225 W. Wacker Drive, Suite 1200, Chicago, IL 60606.

Item 2.  Code of Ethics.

Not applicable to the semi-annual filing.

Item 3.  Audit Committee Financial Expert.

Not applicable to the semi-annual filing.

Item 4.  Principal Accountant Fees and Services.

Not applicable to the semi-annual filing.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments

(a)           Included as a part of the report to shareholders filed under Item 1.

(b)           Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

No material changes have been made.

Item 11.  Controls and Procedures.

(a)                                 The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized, and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this report on Form N-CSR, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting.  There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this report on Form N-CSR.

Item 12.  Exhibits

(a)                            (1) Not applicable to the semi-annual filing.

(2) The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

(3) Not applicable.

(b)                            The certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Strategic Income Fund LLC

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	September 2, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	September 2, 2016

By:	/s/ Gerard A.M. Oprins
Gerard A.M. Oprins
Principal Financial Officer

Date:	September 2, 2016

EXHIBIT LIST

Exhibit 12(a)(2)	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 12(b)	Certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended.